Convertible Redeemable preferred Shares ("Preferred Shares") (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Issuance of Convertible Redeemable Preferred Shares

The following table summarizes the issuances of convertible redeemable preferred shares.

Series	Issuance Date	Shares Issued	Issue Price per Share	Net Proceeds from Issuance
			US$	US$	RMB
Seed	August 1, 2017	200,000,000	0.0050	1,000	6,715
Seed	March 25,2020	53,699,985	1.0615	57,000	403,230
Seed	April 27, 2020	45,315,250	1.0615	48,100	340,082
Seed	April 27, 2020	6,443,998	0.00001	-	-
Seed	July 29, 2020	21,479,994	1.0615	22,800	159,530
Seed	September 11, 2020	31,651,271	1.5009	47,505	324,882
A-1	October 9, 2017	66,667,000	0.0150	1,000	6,649
A-2	October 9, 2017	145,038,000	0.0207	3,008	20,000
A-2	October 9, 2017	38,677,000	0.0207	802	5,333
A-2	March 25,2020	15,035,996	1.0615	15,960	112,904
A-2	April 27, 2020	27,923,992	1.1173	31,200	220,593
B-1	September 5, 2018	14,503,820	0.0622	902	6,158
B-2	September 5, 2018	171,289,239	0.0655	11,220	76,594
B-3	October 22, 2018	85,351,118	0.0820	7,000	48,465
B-3+	February 25, 2019	87,075,383	0.1740	15,150	101,704
C	July 26, 2019	206,907,594	0.5644	114,814	789,872
C	April 27, 2020	26,573,188	0.5644	14,999	105,911
C	September 11, 2020	39,859,783	0.5644	22,499	153,866
D	March 25, 2020	66,432,971	1.1173	71,868	508,411
E	September 11, 2020	144,331,134	1.5799	225,668	1,543,323

Preferred Shares Activities

The Company’s preferred shares activities for the years ended December 31, 2018, 2019 and 2020 are summarized below:

	Junior Preferred Shares		Series B-1 and B-2 Preferred Shares		Series B-3 Preferred Shares		Series B-3+ Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Series E Preferred Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of January 1, 2018	450,382,000	46,698	-	-	-	-	-	-	-	-	-	-	-	-	450,382,000	46,698
Issuance of preferred shares, net of issuance costs	-	-	185,793,059	82,752	85,351,118	48,465	-	-	-	-	-	-	-	-	271,144,177	131,217
Accretion on preferred shares to redemption value	-	4	-	2,567	-	894	-	-	-	-	-	-	-	-	-	3,465
Modification of preferred shares	-	3,521	-	-	-	-									-	3,521
Derecognition of a forward liability	-	2,986	-	-	-	-	-	-	-	-	-	-	-	-	-	2,986
Balances as of December 31, 2018	450,382,000	53,209	185,793,059	85,319	85,351,118	49,359	-	-	-	-	-	-	-	-	721,526,177	187,887
Repurchase of preferred shares	(60,349,275)	(8,676)	-	-	-	-	-	-	-	-	-	-	-	-	(60,349,275)	(8,676)
Issuance of preferred shares, net of issuance costs	-	-	-	-	-	-	87,075,383	101,704	206,907,594	789,872	-	-	-	-	293,982,977	891,576
Accretion on preferred shares to redemption value	-	2,181	-	8,625	-	4,920	-	8,796	-	34,678	-	-	-	-	-	59,200
Balances as of December 31, 2019	390,032,725	46,714	185,793,059	93,944	85,351,118	54,279	87,075,383	110,500	206,907,594	824,550	-	-	-	-	955,159,879	1,129,987
	Junior Preferred Shares		Series B-1 and B-2 Preferred Shares		Series B-3 Preferred Shares		Series B-3+ Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Series E Preferred Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of December 31,2019	390,032,725	46,714	185,793,059	93,944	85,351,118	54,279	87,075,383	110,500	206,907,594	824,550	-	-	-	-	955,159,879	1,129,987
Repurchase of preferred shares	(132,718,241)	(14,379)	-	-	-	-	-	-	-	-	-	-	-	-	(132,718,241)	(14,379)
Issuance of preferred shares, net of issuance costs	195,106,488	1,561,221	-	-	-	-	-	-	66,432,971	563,404	66,432,971	508,411	144,331,134	1,543,323	472,303,564	4,176,359
Redesignation of Founder’s ordinary shares to preferred shares	6,443,998	35,142	-	-	-	-	-	-	-	-	-	-	-	-	6,443,998	35,142
Accretion on preferred shares to redemption value	-	75,620	-	8,431	-	4,810	-	10,072	-	76,015	-	36,442	-	30,819	-	242,209
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO	(458,864,970)	(1,704,318)	(185,793,059)	(102,375)	(85,351,118)	(59,089)	(87,075,383)	(120,572)	(273,340,565)	(1,463,969)	(66,432,971)	(544,853)	(144,331,134)	(1,574,142)	(1,301,189,200)	(5,569,318)
Balances as of December 31, 2020	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-